Sources Of Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 9,057,006	$ 8,510,165
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	4,411,285	4,029,773
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	3,841,473	3,605,081
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	392,908	474,520
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 411,340	$ 400,791